Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
4
. Property and Equipment

Property and equipment at
December
31,
2016
and
2015
consists of the following (in thousands):

	2016	2015
Land and land improvements	$14,118	$13,931
Buildings and improvements	33,533	30,556
Machinery and equipment	9,015	8,865
Vehicles	445	445
Office furniture and fixtures	5,963	5,571
Construction in progress	479	1,251
	63,553	60,619
Less accumulated depreciation and amortization	(19,582)	(17,233)
Property and equipment, net	$43,971	$43,386

At
December
31,
2016,
the Company did not have any fixed contractual commitments for construction projects.